MINERAL PROPERTY INTERESTS	6 Months Ended
Jan. 31, 2026
MINERAL PROPERTY INTERESTS

4. MINERAL PROPERTY INTERESTS

	Maestro Property (formerly Lone Pine)	Jake Property	Total
Balance, July 31, 2023	$390,000	$325,000	$715,000
Acquisition – cash payments	24,000	-	24,000
Acquisition – share issuance	223,050	-	223,050
Acquisition – royalty payments	25,000	-	25,000
Balance, July 31, 2024	$662,050	$325,000	$987,050
Acquisition – share issuance	9,300	-	9,300
Acquisition – royalty payments	25,000	-	25,000
Balance, July 31, 2025	$696,350	$325,000	$1,021,350
Acquisition – share issuance	23,000	-	23,000
Balance, January 31, 2026	$719,350	$325,000	$1,044,350

(a) Maestro (formerly Lone Pine) Property, British Columbia

Under a mineral claims purchase agreement (the “Agreement”) dated June 8, 2021 between the Company and Impala Capital Corp. (the “Vendor”), an arm’s length party, the Company acquired a 100% interest in nine mineral claims located near Houston, British Columbia (the “Maestro Property”).

Under the terms of the Agreement, the Company made $105,000 in cash payments and issued 1,000,000 common shares to the Vendor (valued at $210,000).

The Maestro Property is subject to a pre-existing 2.5% net smelter returns (NSR) royalty held by an arm’s length third party, of which 1.5% can be purchased for $1.5 million by the Company. This NSR is subject to an annual advance payment of $25,000 (paid for the year ended July 31, 2025).

In March 2024, the Company entered into two separate agreements to purchase a 100% interest in each of the Lone Pine Claim and the North Claim. These two mineral claims total 169 hectares and are located contiguous to the Company’s 100% owned Maestro Property located approximately 15km north of the town of Houston, British Columbia.

The Lone Pine mineral claim was purchased from Eagle Plains Resources Ltd., an arms-length vendor, for 750,000 common shares of the Company, and it is subject to a 2% NSR royalty, of which 1.5% can be purchased at any time for $5 million. The shares are subject to a 24-month contractual resale restriction and the Company has a further right to arrange purchasers of these shares in the case of desired resales after that period. The Lone Pine transaction was closed with the 750,000 common shares of the Company issued on March 20, 2024 (Note 5 (a)).

The North mineral claim was purchased from Shawn Merkley, an arms-length vendor, for $24,000 cash and 45,000 common shares of the Company, which will be paid as follows:

i.	$8,000 cash and 15,000 common shares on or before the Closing Date (completed)
ii.	$8,000 cash and 15,000 common shares on or before the first anniversary of the Closing Date (completed)
iii.	$8,000 cash and 15,000 common shares on or before the second anniversary of the Closing Date (completed)

The North mineral claim is subject to a 2% NSR royalty, which can be purchased at any time for $2 million.

On December 14, 2025, the Company entered into a claim purchase agreement with Wild West Gold Corp. an arms-length Canadian exploration company, to acquire a 100% interest in a mineral claim.  On January 20, 2026, the Company issued 25,000 common shares at the fair value of $23,000 to Wild West Gold Corp. for the completion of the acquisition of the mineral claim from Wild West Gold Corp.

As at January 31, 2026, the Company held a 100% interest in the Maestro Property.

(b) Jake Property, British Columbia

On November 5, 2021, the Company entered into a mineral claims purchase agreement (the “Agreement”) with United Mineral Services Ltd. (“UMS”), a non-arm’s length party, to purchase a 100% interest in four mineral claims acquired through staking by UMS and to obtain an option to purchase a 100% interest in five adjacent claims (the “Underlying Claims”) owned by Electrum Resource Corporation (“Electrum”), an arm’s length third party (the “Jake Property”). The Jake Property is located approximately 162 km north of Smithers, British Columbia. The Underlying Claims are subject to a 2% NSR royalty, which is capped at $3 million.

To acquire the Jake Property, the Company is required to:

i.	Make cash payments to UMS as follows:
a.	$50,000 on the date of receipt of TSX Venture Exchange approval (the “Approval Date”) (paid)
b.	$50,000 on the date that is six months following the Approval Date (paid)
c.	$50,000 on the date that is twelve months following the Approval Date (paid)
d.	$50,000 on the date that is eighteen months following the Approval Date (paid)

ii.	Make cash payments to Electrum as follows:
a.	$50,000 on or before July 14, 2022 (paid)
b.	$75,000 on or before July 14, 2023 (paid)

iii.	Incur expenditures on the Underlying Claims as follows:
a.	$60,000 on or before July 14, 2022 (completed)
b.	Additional $100,000 on or before July 14, 2023 (completed)

As at January 31, 2026, the Company held a 100% interest in the Jake Property.